TAX - Analysis of tax expense in the Group's consolidated statement of profit or loss and other comprehensive income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred tax
Temporary differences in the current year	¥ (1,950)		¥ (130)	¥ (712)
Effect of changes in tax rates	0		2,501	0
Income tax expense for the year	9,951	$ 1,525	24,604	22,482
PRC [member]
Current tax
Provision for enterprise income tax on the estimated taxable profits for the year	9,821		19,054	18,151
Outside the PRC [member]
Current tax
Provision for enterprise income tax on the estimated taxable profits for the year	¥ 2,080		¥ 3,179	¥ 5,043